Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Schedule of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Certain loans acquired in transfer not accounted for as debt securities, accretable yield, beginning balance	$ 67,660	$ 93,859
Accretion	(18,204)	(29,674)
Reclassification from nonaccretable difference	6,252	6,815
Disposals	(4,819)	(3,340)
Certain loans acquired in transfer not accounted for as debt securities, accretable yield, ending balance	$ 50,889	$ 67,660